Equity (Components of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	$ 2,400	$ 1,771	$ 217
OCI before reclassifications	(2,204)	1,040	2,458
Income tax expense (benefit)	737	(349)	(870)
OCI before reclassifications, net of income tax	933	2,462	1,805
Amounts reclassified from AOCI	(66)	(98)	(53)
Income tax expense (benefit)	22	36	19
Amounts reclassified from AOCI, net of income tax	(44)	(62)	(34)
Balance end of period	889	2,400	1,771
Unrealized Investment Gains (Losses), Net of Related Offsets [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	2,290	1,755	412
OCI before reclassifications	(2,039)	945	2,118
Income tax expense (benefit)	671	(350)	(747)
OCI before reclassifications, net of income tax	922	2,350	1,783
Amounts reclassified from AOCI	(55)	(95)	(44)
Income tax expense (benefit)	18	35	16
Amounts reclassified from AOCI, net of income tax	(37)	(60)	(28)
Balance end of period	885	2,290	1,755
Unrealized Gains (Losses) on Derivatives [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	159	155	(70)
OCI before reclassifications	(193)	7	356
Income tax expense (benefit)	68	(1)	(125)
OCI before reclassifications, net of income tax	34	161	161
Amounts reclassified from AOCI	(11)	(3)	(9)
Income tax expense (benefit)	4	1	3
Amounts reclassified from AOCI, net of income tax	(7)	(2)	(6)
Balance end of period	27	159	155
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	(49)	(139)	(125)
OCI before reclassifications	28	88	(16)
Income tax expense (benefit)	(2)	2	2
OCI before reclassifications, net of income tax	(23)	(49)	(139)
Amounts reclassified from AOCI	0	0	0
Income tax expense (benefit)	0	0	0
Amounts reclassified from AOCI, net of income tax	0	0	0
Balance end of period	$ (23)	$ (49)	$ (139)